ORDINARY SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2013 item	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ORDINARY SHARES
Number of ADSs issued (in shares)	8,492,368
Issue price of ADSs issued (in dollars per ADS)	$ 9.5
Number of ordinary shares per ADSs	2
Number of ordinary shares for issued ADSs	16,984,736
Net proceeds from IPO	$ 75,030	$ 75,030
Offering costs from IPO	4,235	3,127	930	602
Number of shares approved to be repurchased		$ 20,000
Period to repurchase shares		1 year